U.S. SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1. NAME AND ADDRESS OF ISSUER:

     Active Assets Money Trust
     Two World Trade Center, 72nd floor
     New York, New York 10048


2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS
   FILED:



3. INVESTMENT COMPANY ACT FILE NUMBER:   2-71560

   SECURITIES ACT FILE NUMBER:          811-3159


4.  LAST  DAY  OF  FISCAL YEAR FOR WHICH THIS  NOTICE  IS  FILED:
06/30/97


5.  CHECK  BOX IF THIS NOTICE IS BEING FILED MORE THAN  180  DAYS
AFTER
    THE  CLOSE  OF  THE  ISSUER'S FISCAL  YEAR  FOR  PURPOSES  OF
REPORTING
   SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE
   TERMINATION OF THE ISSUER'S 24F-2 DECLARATION:

                                                [   ]


6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE
   24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):



7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OF SERIES
    WHICH  HAD BEEN REGISTERED UNDER THE SECURITIES ACT  OF  1933
OTHER
   THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEARS, BUT WHICH
   REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:



8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL
   YEAR OTHER THAN PURSUANT TO RULE 24F-2:



9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
    FISCAL YEAR:

    SHARES:  32,530,523,067                  $32,530,523,067


10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
    FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE
    24F-2:

    SHARES:  32,530,523,067                  $32,530,523,067



11.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED  DURING
THE
     FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT  PLANS,
IF
    APPLICABLE (SEE INSTRUCTION B.7):

    SHARES:     419,594,925                  $   419,594,925


12. CALCULATION OF REGISTRATION FEES:

 (i)    AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
        FISCAL YEAR IN RELIANCE ON RULE 24F-2 (from item 10):
                                             $32,530,523,067


 (ii)   AGGREGATE PRICE OF SHARES ISSUED IN CONNECTION WITH
          DIVIDEND   REINVESTMENT  PLANS  (from   item   11,   if
applicable):
                                             $   419,594,925


 (iii)  AGGREGATE PRICE OF SHARES REDEEMED OR PURCHASED DURING
        THE FISCAL YEAR (if applicable):    $(31,192,225,346)


 (iv)   AGGREGATE PRICE OF SHARES REDEEMED OR PURCHASED AND
        PREVIOUSLY APPLIED AS A REDUCTION TO FILING FEES PURSUANT
        TO RULE 24E-2 (if applicable):       $             0.00

 (v) NET AGGREGATE PRICE OF SECURITIES SOLD AND ISSUED DURING THE FISCAL YEAR END IN RELIANCE ON RULE 24F-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if
        applicable):                         $ 1,757,892,646

 (vi)   MULTIPLIER PRESCRIBED BY SECTION 6(B) OF THE SECURITIES
        ACT OF 1933 OR OTHER APPLICABLE LAW OR REGULATION (see instruction C.6):
                                                        1/3300

 (vii)  FEE DUE [line (i) or line (v) multiplied by line (vi)]:
                                             $       532,694.74

Instruction for Item 12:  Issuers should complete lines (ii),
(iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuers's fiscal year. See instruction C.3.


13.  CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S
     LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE
     COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17CFR
     202.3A).

                                                  [  X   ]

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE
     COMMISSION'S LOCKBOX DEPOSITORY:    August 19, 1997









                                SIGNATURES

       THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS
ON
      BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES
      INDICATED.

      BY (Signature and Title):/s/ Barry Fink
                                   Barry Fink
                                  Vice   President  And   General
Counsel

      DATE:  August 20, 1997

      24f-2\notice.aam